Consolidated Statement of Comprehensive Income - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net profit		€ 3,397	€ 3,542
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income		55	20
Remeasurements of defined benefit pension plans	[1]	968	(201)
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges		137	43
Currency retranslation gains/(losses)	[2]	617	(1,481)
Total comprehensive income		5,174	1,923
Attributable to:
Non-controlling interests		299	177
Shareholders' equity		€ 4,875	€ 1,746

[1]	Remeasurement of defined benefit pension plans in 2021 is driven by positive investment returns and increase in interest rates.
[2]	2021 gain is primarily due to strengthening of the US Dollar, British Pound, Brazilian Real and Indian Rupee against the Euro. 2020 loss is due to weakening of the Brazilian Real, Mexican Peso, Indian Rupee, South Korean Won and Russian Ruble against the Euro.